Employee Benefit Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Postemployment Benefits [Abstract]
Employee Benefit Plans

8. Employee Benefit Plans

The Company established a 401(k) Profit Sharing Plan (the Plan) in 2009, pursuant to which the Company may make a discretionary contribution to the Plan each year, allocable to all plan participants. The Company is responsible for administrative expenses of the 401(k) Plan. On January 1, 2015, the Company began matching 25% of the employees’ contributions, subject to vesting conditions, to the 401(k) Plan. The Company contributed $192 for the three months ended March 31, 2015.

9. Employee Benefit Plans

The Company started a 401(k) Profit Sharing Plan (401(k) Plan), effective January 1, 2009 for employees who are 21 years of age or older. According to the terms of the Plan, the Company may make a discretionary contribution to the Plan each year, allocable to all plan participants. The Company did not match employee contributions during the year ended December 31, 2014, however, the Company began matching up to 25% of employee contributions starting in fiscal year 2015. The Company is responsible for administrative expenses of the 401(k) Plan.